Taxes (Details) - HKD ($)		12 Months Ended
	Apr. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2019
Taxes [Line Items]
Applicable tax rate		81.30%	11.90%	23.10%
Profits tax rates		16.50%	16.50%	16.50%
Credit losses		$ 2,228,229
Tax loss carry forward			$ 9,824,984
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate		16.50%
Profits tax rates					16.50%	8.25%
Assessable profits					$ 2,000,000	$ 2,000,000
UK [Member]
Taxes [Line Items]
Applicable tax rate	25.00%